Six Circles U.S. Unconstrained Equity Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	81 Months Ended	90 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI USA INDEX(Reflects No Deduction for Fees, Expenses or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.75%	13.87%	15.48%	14.59%
Six Circles U.S. Unconstrained Equity Fund
Prospectus [Line Items]
Average Annual Return, Percent		19.36%	14.85%		15.28%
Performance Inception Date	Jul. 09, 2018
Six Circles U.S. Unconstrained Equity Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		16.62%	12.50%		13.40%
Six Circles U.S. Unconstrained Equity Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.82%	11.07%		11.90%